Investment (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Investment Abstract
Schedule of Investment

Investment in SFF ($)

Balance, July 1, 2022	-

Purchased	722,515

Fair value change	-

Balance, June 30, 2023	722,515

Purchased	2,465,000

acquired through debt settlement	3,089,299

Fair value change	(1,124,791)

Balance, June 30, 2024	5,152,023